Provisions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Oct. 25, 2017 BRL (R$)	Dec. 31, 2016 USD ($)
Disclosure of provisions and contingencies [Line Items]
Description of contingencies	Cemig and Cemig D are defendants in several public civil claims (class actions) requesting nullity of the clause in the Electricity Supply Contracts for public illumination signed between the Company and the various municipalities of its concession area, and restitution by the Company of the difference representing the amounts charged in the last 20 years, in the event that the courts recognize that these amounts were unduly charged.	Cemig and Cemig D are defendants in several public civil claims (class actions) requesting nullity of the clause in the Electricity Supply Contracts for public illumination signed between the Company and the various municipalities of its concession area, and restitution by the Company of the difference representing the amounts charged in the last 20 years, in the event that the courts recognize that these amounts were unduly charged.
Estimated legal and other disputes based on non-compliance of contracts	R$ 80,000,000		R$ 71,000,000
Estimated dispute based on irregularities of tender proceedings	26,000,000		26,000,000
Provision for dispute based on irregularities in tender proceedings	0
Minas Gerias Brazil [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	R$ 79,000,000		71,000,000
Percentage of annual gross operating revenue to be invested	0.50%	0.50%
Description of municipalities involved	Emborcação, Pissarrão, Funil, Volta Grande, Poquim, Paraúna, Miranda, Nova Ponte, Rio de Pedras and Peti plants in environmental protection and preservation of the water tables of the counties where these power plants are located,	Emborcação, Pissarrão, Funil, Volta Grande, Poquim, Paraúna, Miranda, Nova Ponte, Rio de Pedras and Peti plants in environmental protection and preservation of the water tables of the counties where these power plants are located,
Higher Appeal Court And Federal Supreme Court [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	R$ 127,000,000		113,000,000
Contingent provision	0
Early settlement of earnings compensation account [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	398,000,000		390,000,000
Employees [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	311,000,000		290,000,000
Indemnity Liabilities			178,000,000
Indemnity liabilities court permitted payment into court	122,000,000
Indemnity liabilities court permitted payment into court updated represents amount	267,000,000		255,000,000
Social Security Contributions [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	1,647,000,000		1,510,000,000
Non homologation of offsetting of tax credit [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	275,000,000		317,000,000
Corporate tax return restitution and offsetting [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	R$ 576,000,000		535,000,000
Parati [member]
Disclosure of provisions and contingencies [Line Items]
Equity interest	100.00%	100.00%
Luce brasil equity investment fund [member]
Disclosure of provisions and contingencies [Line Items]
Equity interest	75.00%	75.00%
Light SA [member]
Disclosure of provisions and contingencies [Line Items]
voting shares percentage	13.03%				13.03%
Income tax withheld at sourced on capital gain in stockholding transaction [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	R$ 212,000,000		198,000,000
Social contribution tax on net income [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	322,000,000		280,000,000
Icms tax [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	82,000,000
Aneel Normative Resolution 456/2000 [member]
Disclosure of provisions and contingencies [Line Items]
Contingent provision	1,224,000,000		1,305,000,000
Accounting of electricity sale transactions in electricity trading chamber [member]
Disclosure of provisions and contingencies [Line Items]
Expense on purchase of energy	288,000,000		264,000,000
System service charges resolution of national energy policy council [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	202,000,000		182,000,000
Tariff increases [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	275,000,000		254,000,000
Periodic tariff adjustment neutrality of portio A [Member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount			317,000,000
Luz Para Todos [member]
Disclosure of provisions and contingencies [Line Items]
Losses on breach of contract	261,000,000		237,000,000
Provision on losses	0
Alteration of monetary updating index of employment law cases [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	220,000,000		176,000,000
Additional provision for estimated financial effect of contingent liabilities	0
Labor claims [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	1,854,000,000		1,544,000,000
Contingent provision	474,000,000		349,000,000
Corporate [Member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount						R$ 239,000,000
Customers claims [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	56,000,000		33,000,000
Contingent provision	19,000,000		15,000,000
Tax [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	159,000,000		200,000,000
Contingent provision	44,000,000		57,000,000
IPTU Urban Land Tax to real estate properties [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount | $					$ 122		$ 95
Contingent provision | $		$ 13		$ 13
Environment [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	68,000,000		34,000,000
Regulatory [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	222,000,000		236,000,000
Contingent provision	40,000,000		43,000,000
Other civil actions [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	218,000,000		227,000,000
Contingent provision	43,000,000		40,000,000
Contingent provision	32,000,000		28,000,000
Other [member]
Disclosure of provisions and contingencies [Line Items]
Estimated contingent amount	170,000,000		158,000,000
Contingent provision	R$ 14,000,000		9,000,000
Contingent provision			R$ 21,000,000